Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	72 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000219574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[1]	18.45%	7.66%	13.44%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		36.72%	8.30%	15.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		22.81%	12.30%	16.91%
Morningstar US Mid Cap Blend Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Mid-Cap Blend Funds Average
Average Annual Return, Percent		23.00%	8.61%	14.63%

[1]	Commenced operations on July 6, 2020.